Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Advantage Global Fund, Inc.
Entity Central Index Key	0000922457
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000199761
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.66%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Class K Shares returned 31.50%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Class K Shares	MSCI All Country World Index (Net)
Jul 16	$10,563	$10,431
Aug 16	$10,682	$10,466
Sep 16	$10,865	$10,530
Oct 16	$10,352	$10,351
Nov 16	$10,728	$10,430
Dec 16	$10,913	$10,655
Jan 17	$11,260	$10,947
Feb 17	$11,325	$11,254
Mar 17	$11,395	$11,392
Apr 17	$11,631	$11,569
May 17	$11,821	$11,825
Jun 17	$11,960	$11,878
Jul 17	$12,348	$12,210
Aug 17	$12,372	$12,257
Sep 17	$12,825	$12,494
Oct 17	$12,987	$12,753
Nov 17	$13,293	$13,000
Dec 17	$13,520	$13,210
Jan 18	$14,279	$13,955
Feb 18	$13,738	$13,369
Mar 18	$13,545	$13,083
Apr 18	$13,514	$13,208
May 18	$13,564	$13,224
Jun 18	$13,446	$13,153
Jul 18	$13,881	$13,549
Aug 18	$13,993	$13,656
Sep 18	$14,049	$13,715
Oct 18	$12,930	$12,687
Nov 18	$12,975	$12,873
Dec 18	$11,973	$11,966
Jan 19	$13,065	$12,911
Feb 19	$13,382	$13,256
Mar 19	$13,492	$13,423
Apr 19	$13,963	$13,876
May 19	$13,207	$13,053
Jun 19	$13,996	$13,908
Jul 19	$13,970	$13,949
Aug 19	$13,621	$13,618
Sep 19	$13,899	$13,904
Oct 19	$14,254	$14,285
Nov 19	$14,609	$14,634
Dec 19	$15,077	$15,149
Jan 20	$14,899	$14,981
Feb 20	$13,766	$13,771
Mar 20	$11,677	$11,912
Apr 20	$12,988	$13,188
May 20	$13,693	$13,762
Jun 20	$14,155	$14,202
Jul 20	$14,899	$14,953
Aug 20	$15,874	$15,868
Sep 20	$15,354	$15,356
Oct 20	$14,965	$14,983
Nov 20	$16,690	$16,830
Dec 20	$17,471	$17,611
Jan 21	$17,464	$17,531
Feb 21	$17,909	$17,937
Mar 21	$18,348	$18,416
Apr 21	$19,088	$19,222
May 21	$19,403	$19,521
Jun 21	$19,581	$19,778
Jul 21	$19,718	$19,914
Aug 21	$20,167	$20,413
Sep 21	$19,236	$19,569
Oct 21	$20,151	$20,568
Nov 21	$19,740	$20,073
Dec 21	$20,614	$20,876
Jan 22	$19,694	$19,851
Feb 22	$18,999	$19,338
Mar 22	$19,407	$19,757
Apr 22	$17,824	$18,175
May 22	$18,120	$18,197
Jun 22	$16,553	$16,663
Jul 22	$17,536	$17,826
Aug 22	$16,814	$17,170
Sep 22	$15,199	$15,526
Oct 22	$16,308	$16,463
Nov 22	$17,730	$17,740
Dec 22	$16,972	$17,042
Jan 23	$18,161	$18,264
Feb 23	$17,566	$17,740
Mar 23	$18,242	$18,287
Apr 23	$18,503	$18,550
May 23	$18,218	$18,351
Jun 23	$19,366	$19,417
Jul 23	$20,058	$20,128
Aug 23	$19,488	$19,565
Sep 23	$18,706	$18,756
Oct 23	$18,283	$18,192
Nov 23	$19,961	$19,871
Dec 23	$20,842	$20,826
Jan 24	$20,826	$20,948
Feb 24	$21,826	$21,847
Mar 24	$22,711	$22,533
Apr 24	$21,826	$21,789
May 24	$22,983	$22,674
Jun 24	$23,670	$23,179
Jul 24	$24,009	$23,553
Aug 24	$24,438	$24,151
Sep 24	$24,951	$24,713
Oct 24	$24,571	$24,158
Nov 24	$25,588	$25,061
Dec 24	$24,790	$24,468
Jan 25	$25,524	$25,289
Feb 25	$25,448	$25,137
Mar 25	$24,546	$24,144
Apr 25	$24,612	$24,369
May 25	$25,965	$25,770
Jun 25	$27,178	$26,927
Jul 25	$27,470	$27,292
Aug 25	$28,428	$27,966
Sep 25	$29,613	$28,980
Oct 25	$30,233	$29,628
Nov 25	$30,327	$29,625
Dec 25	$30,740	$29,934
Jan 26	$32,270	$30,821
Feb 26	$32,873	$31,217
Mar 26	$31,301	$28,975
Apr 26	$34,475	$31,923
May 26	$36,322	$33,570
Jun 26	$35,740	$33,301

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	31.50%	12.79%	13.58%
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 615,598,233
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 3,049,104
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007433
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$140	1.21%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Class R Shares returned 30.83%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Class R Shares	MSCI All Country World Index (Net)
Jul 16	$10,554	$10,431
Aug 16	$10,662	$10,466
Sep 16	$10,842	$10,530
Oct 16	$10,323	$10,351
Nov 16	$10,693	$10,430
Dec 16	$10,869	$10,655
Jan 17	$11,209	$10,947
Feb 17	$11,265	$11,254
Mar 17	$11,327	$11,392
Apr 17	$11,554	$11,569
May 17	$11,734	$11,825
Jun 17	$11,867	$11,878
Jul 17	$12,243	$12,210
Aug 17	$12,258	$12,257
Sep 17	$12,706	$12,494
Oct 17	$12,860	$12,753
Nov 17	$13,153	$13,000
Dec 17	$13,374	$13,210
Jan 18	$14,116	$13,955
Feb 18	$13,574	$13,369
Mar 18	$13,381	$13,083
Apr 18	$13,338	$13,208
May 18	$13,388	$13,224
Jun 18	$13,267	$13,153
Jul 18	$13,681	$13,549
Aug 18	$13,788	$13,656
Sep 18	$13,838	$13,715
Oct 18	$12,732	$12,687
Nov 18	$12,770	$12,873
Dec 18	$11,776	$11,966
Jan 19	$12,844	$12,911
Feb 19	$13,155	$13,256
Mar 19	$13,252	$13,423
Apr 19	$13,712	$13,876
May 19	$12,963	$13,053
Jun 19	$13,734	$13,908
Jul 19	$13,697	$13,949
Aug 19	$13,348	$13,618
Sep 19	$13,615	$13,904
Oct 19	$13,956	$14,285
Nov 19	$14,303	$14,634
Dec 19	$14,747	$15,149
Jan 20	$14,566	$14,981
Feb 20	$13,459	$13,771
Mar 20	$11,409	$11,912
Apr 20	$12,683	$13,188
May 20	$13,361	$13,762
Jun 20	$13,813	$14,202
Jul 20	$14,529	$14,953
Aug 20	$15,471	$15,868
Sep 20	$14,958	$15,356
Oct 20	$14,566	$14,983
Nov 20	$16,245	$16,830
Dec 20	$16,998	$17,611
Jan 21	$16,982	$17,531
Feb 21	$17,413	$17,937
Mar 21	$17,828	$18,416
Apr 21	$18,542	$19,222
May 21	$18,839	$19,521
Jun 21	$18,996	$19,778
Jul 21	$19,122	$19,914
Aug 21	$19,548	$20,413
Sep 21	$18,633	$19,569
Oct 21	$19,511	$20,568
Nov 21	$19,113	$20,073
Dec 21	$19,949	$20,876
Jan 22	$19,050	$19,851
Feb 22	$18,357	$19,338
Mar 22	$18,750	$19,757
Apr 22	$17,214	$18,175
May 22	$17,486	$18,197
Jun 22	$15,969	$16,663
Jul 22	$16,915	$17,826
Aug 22	$16,206	$17,170
Sep 22	$14,647	$15,526
Oct 22	$15,708	$16,463
Nov 22	$17,061	$17,740
Dec 22	$16,331	$17,042
Jan 23	$17,464	$18,264
Feb 23	$16,893	$17,740
Mar 23	$17,531	$18,287
Apr 23	$17,769	$18,550
May 23	$17,483	$18,351
Jun 23	$18,579	$19,417
Jul 23	$19,236	$20,128
Aug 23	$18,683	$19,565
Sep 23	$17,921	$18,756
Oct 23	$17,512	$18,192
Nov 23	$19,102	$19,871
Dec 23	$19,939	$20,826
Jan 24	$19,920	$20,948
Feb 24	$20,868	$21,847
Mar 24	$21,700	$22,533
Apr 24	$20,849	$21,789
May 24	$21,942	$22,674
Jun 24	$22,590	$23,179
Jul 24	$22,899	$23,553
Aug 24	$23,306	$24,151
Sep 24	$23,770	$24,713
Oct 24	$23,403	$24,158
Nov 24	$24,360	$25,061
Dec 24	$23,597	$24,468
Jan 25	$24,274	$25,289
Feb 25	$24,195	$25,137
Mar 25	$23,326	$24,144
Apr 25	$23,371	$24,369
May 25	$24,658	$25,770
Jun 25	$25,787	$26,927
Jul 25	$26,058	$27,292
Aug 25	$26,961	$27,966
Sep 25	$28,068	$28,980
Oct 25	$28,643	$29,628
Nov 25	$28,722	$29,625
Dec 25	$29,087	$29,934
Jan 26	$30,521	$30,821
Feb 26	$31,082	$31,217
Mar 26	$29,586	$28,975
Apr 26	$32,578	$31,923
May 26	$34,298	$33,570
Jun 26	$33,737	$33,301

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	30.83%	12.17%	12.93%
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 615,598,233
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 3,049,104
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007432
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.71%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Institutional Shares returned 31.50%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	MSCI All Country World Index (Net)
Jul 16	$10,563	$10,431
Aug 16	$10,682	$10,466
Sep 16	$10,865	$10,530
Oct 16	$10,352	$10,351
Nov 16	$10,728	$10,430
Dec 16	$10,913	$10,655
Jan 17	$11,260	$10,947
Feb 17	$11,325	$11,254
Mar 17	$11,395	$11,392
Apr 17	$11,631	$11,569
May 17	$11,821	$11,825
Jun 17	$11,960	$11,878
Jul 17	$12,348	$12,210
Aug 17	$12,372	$12,257
Sep 17	$12,825	$12,494
Oct 17	$12,987	$12,753
Nov 17	$13,293	$13,000
Dec 17	$13,520	$13,210
Jan 18	$14,279	$13,955
Feb 18	$13,738	$13,369
Mar 18	$13,545	$13,083
Apr 18	$13,508	$13,208
May 18	$13,564	$13,224
Jun 18	$13,446	$13,153
Jul 18	$13,874	$13,549
Aug 18	$13,986	$13,656
Sep 18	$14,042	$13,715
Oct 18	$12,930	$12,687
Nov 18	$12,973	$12,873
Dec 18	$11,966	$11,966
Jan 19	$13,057	$12,911
Feb 19	$13,374	$13,256
Mar 19	$13,484	$13,423
Apr 19	$13,955	$13,876
May 19	$13,199	$13,053
Jun 19	$13,987	$13,908
Jul 19	$13,961	$13,949
Aug 19	$13,613	$13,618
Sep 19	$13,884	$13,904
Oct 19	$14,246	$14,285
Nov 19	$14,599	$14,634
Dec 19	$15,060	$15,149
Jan 20	$14,882	$14,981
Feb 20	$13,750	$13,771
Mar 20	$11,664	$11,912
Apr 20	$12,974	$13,188
May 20	$13,671	$13,762
Jun 20	$14,139	$14,202
Jul 20	$14,882	$14,953
Aug 20	$15,850	$15,868
Sep 20	$15,330	$15,356
Oct 20	$14,942	$14,983
Nov 20	$16,663	$16,830
Dec 20	$17,450	$17,611
Jan 21	$17,436	$17,531
Feb 21	$17,881	$17,937
Mar 21	$18,319	$18,416
Apr 21	$19,057	$19,222
May 21	$19,372	$19,521
Jun 21	$19,543	$19,778
Jul 21	$19,680	$19,914
Aug 21	$20,130	$20,413
Sep 21	$19,201	$19,569
Oct 21	$20,115	$20,568
Nov 21	$19,704	$20,073
Dec 21	$20,571	$20,876
Jan 22	$19,653	$19,851
Feb 22	$18,952	$19,338
Mar 22	$19,366	$19,757
Apr 22	$17,787	$18,175
May 22	$18,074	$18,197
Jun 22	$16,511	$16,663
Jul 22	$17,500	$17,826
Aug 22	$16,774	$17,170
Sep 22	$15,163	$15,526
Oct 22	$16,269	$16,463
Nov 22	$17,680	$17,740
Dec 22	$16,927	$17,042
Jan 23	$18,113	$18,264
Feb 23	$17,520	$17,740
Mar 23	$18,194	$18,287
Apr 23	$18,446	$18,550
May 23	$18,170	$18,351
Jun 23	$19,307	$19,417
Jul 23	$20,006	$20,128
Aug 23	$19,429	$19,565
Sep 23	$18,657	$18,756
Oct 23	$18,227	$18,192
Nov 23	$19,900	$19,871
Dec 23	$20,774	$20,826
Jan 24	$20,758	$20,948
Feb 24	$21,755	$21,847
Mar 24	$22,637	$22,533
Apr 24	$21,755	$21,789
May 24	$22,909	$22,674
Jun 24	$23,594	$23,179
Jul 24	$23,932	$23,553
Aug 24	$24,360	$24,151
Sep 24	$24,863	$24,713
Oct 24	$24,492	$24,158
Nov 24	$25,498	$25,061
Dec 24	$24,707	$24,468
Jan 25	$25,429	$25,289
Feb 25	$25,354	$25,137
Mar 25	$24,454	$24,144
Apr 25	$24,520	$24,369
May 25	$25,869	$25,770
Jun 25	$27,068	$26,927
Jul 25	$27,368	$27,292
Aug 25	$28,324	$27,966
Sep 25	$29,504	$28,980
Oct 25	$30,113	$29,628
Nov 25	$30,207	$29,625
Dec 25	$30,612	$29,934
Jan 26	$32,137	$30,821
Feb 26	$32,737	$31,217
Mar 26	$31,171	$28,975
Apr 26	$34,333	$31,923
May 26	$36,163	$33,570
Jun 26	$35,594	$33,301

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	31.50%	12.74%	13.54%
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 615,598,233
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 3,049,104
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007429
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Investor A Shares returned 31.14%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Investor A Shares	MSCI All Country World Index (Net)
Jul 16	$10,003	$10,431
Aug 16	$10,111	$10,466
Sep 16	$10,283	$10,530
Oct 16	$9,795	$10,351
Nov 16	$10,147	$10,430
Dec 16	$10,317	$10,655
Jan 17	$10,644	$10,947
Feb 17	$10,703	$11,254
Mar 17	$10,767	$11,392
Apr 17	$10,985	$11,569
May 17	$11,157	$11,825
Jun 17	$11,284	$11,878
Jul 17	$11,648	$12,210
Aug 17	$11,666	$12,257
Sep 17	$12,093	$12,494
Oct 17	$12,243	$12,753
Nov 17	$12,529	$13,000
Dec 17	$12,742	$13,210
Jan 18	$13,449	$13,955
Feb 18	$12,939	$13,369
Mar 18	$12,748	$13,083
Apr 18	$12,717	$13,208
May 18	$12,767	$13,224
Jun 18	$12,650	$13,153
Jul 18	$13,050	$13,549
Aug 18	$13,154	$13,656
Sep 18	$13,203	$13,715
Oct 18	$12,151	$12,687
Nov 18	$12,194	$12,873
Dec 18	$11,249	$11,966
Jan 19	$12,271	$12,911
Feb 19	$12,564	$13,256
Mar 19	$12,667	$13,423
Apr 19	$13,101	$13,876
May 19	$12,392	$13,053
Jun 19	$13,126	$13,908
Jul 19	$13,101	$13,949
Aug 19	$12,769	$13,618
Sep 19	$13,024	$13,904
Oct 19	$13,356	$14,285
Nov 19	$13,685	$14,634
Dec 19	$14,121	$15,149
Jan 20	$13,952	$14,981
Feb 20	$12,886	$13,771
Mar 20	$10,929	$11,912
Apr 20	$12,151	$13,188
May 20	$12,808	$13,762
Jun 20	$13,237	$14,202
Jul 20	$13,932	$14,953
Aug 20	$14,836	$15,868
Sep 20	$14,342	$15,356
Oct 20	$13,978	$14,983
Nov 20	$15,586	$16,830
Dec 20	$16,316	$17,611
Jan 21	$16,302	$17,531
Feb 21	$16,714	$17,937
Mar 21	$17,120	$18,416
Apr 21	$17,809	$19,222
May 21	$18,099	$19,521
Jun 21	$18,255	$19,778
Jul 21	$18,376	$19,914
Aug 21	$18,791	$20,413
Sep 21	$17,922	$19,569
Oct 21	$18,768	$20,568
Nov 21	$18,384	$20,073
Dec 21	$19,190	$20,876
Jan 22	$18,333	$19,851
Feb 22	$17,675	$19,338
Mar 22	$18,048	$19,757
Apr 22	$16,580	$18,175
May 22	$16,842	$18,197
Jun 22	$15,382	$16,663
Jul 22	$16,295	$17,826
Aug 22	$15,624	$17,170
Sep 22	$14,111	$15,526
Oct 22	$15,146	$16,463
Nov 22	$16,452	$17,740
Dec 22	$15,749	$17,042
Jan 23	$16,846	$18,264
Feb 23	$16,298	$17,740
Mar 23	$16,919	$18,287
Apr 23	$17,153	$18,550
May 23	$16,887	$18,351
Jun 23	$17,944	$19,417
Jul 23	$18,581	$20,128
Aug 23	$18,048	$19,565
Sep 23	$17,322	$18,756
Oct 23	$16,927	$18,192
Nov 23	$18,468	$19,871
Dec 23	$19,280	$20,826
Jan 24	$19,264	$20,948
Feb 24	$20,189	$21,847
Mar 24	$20,999	$22,533
Apr 24	$20,172	$21,789
May 24	$21,237	$22,674
Jun 24	$21,867	$23,179
Jul 24	$22,178	$23,553
Aug 24	$22,571	$24,151
Sep 24	$23,030	$24,713
Oct 24	$22,678	$24,158
Nov 24	$23,611	$25,061
Dec 24	$22,868	$24,468
Jan 25	$23,534	$25,289
Feb 25	$23,459	$25,137
Mar 25	$22,625	$24,144
Apr 25	$22,681	$24,369
May 25	$23,927	$25,770
Jun 25	$25,033	$26,927
Jul 25	$25,296	$27,292
Aug 25	$26,177	$27,966
Sep 25	$27,255	$28,980
Oct 25	$27,817	$29,628
Nov 25	$27,901	$29,625
Dec 25	$28,272	$29,934
Jan 26	$29,671	$30,821
Feb 26	$30,223	$31,217
Mar 26	$28,772	$28,975
Apr 26	$31,684	$31,923
May 26	$33,360	$33,570
Jun 26	$32,829	$33,301

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	31.14%	12.45%	13.23%
Investor A Shares (with sales charge)...
	24.25	11.25	12.62
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 615,598,233
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 3,049,104
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000007431
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Global Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Global Fund, Inc. (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$197	1.71%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2026, the Fund's Investor C Shares returned 30.21%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.67%.

What contributed to performance?

Positive contributions to the Fund’s return were driven primarily by macro thematic insights, with additional support from sentiment and fundamental measures. Macro thematic insights successfully identified opportunities linked to valuation, industry trends and evolving economic conditions, while sentiment measures benefited from broker research, company linkages, smart money positioning and momentum related insights that adapted well to changing market leadership. Fundamental insights contributed through successful identification of attractively valued companies with strong cash flow, earnings quality and resilient balance sheets. From a sector perspective, information technology was the largest contributor, followed by industrials, financials and communication services. In country terms, performance contributions were led by the United States, alongside strong contributions from the United Kingdom, Taiwan, South Korea and Canada.

What detracted from performance?

Detractors included certain sentiment measures tied to analyst revisions, management commentary, mobile app usage and consumer activity which struggled as market leadership evolved over the 12-month period. Additionally, select fundamental valuation measures focused on earnings and forward valuation multiples detracted during periods of highly concentrated market leadership. At the sector level, while all sectors contributed positively to performance health care and consumer discretionary were the weakest contributors, while in country terms India and Israel detracted modestly.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Investor C Shares	MSCI All Country World Index (Net)
Jul 16	$10,551	$10,431
Aug 16	$10,656	$10,466
Sep 16	$10,832	$10,530
Oct 16	$10,309	$10,351
Nov 16	$10,678	$10,430
Dec 16	$10,843	$10,655
Jan 17	$11,179	$10,947
Feb 17	$11,234	$11,254
Mar 17	$11,295	$11,392
Apr 17	$11,515	$11,569
May 17	$11,691	$11,825
Jun 17	$11,818	$11,878
Jul 17	$12,187	$12,210
Aug 17	$12,198	$12,257
Sep 17	$12,639	$12,494
Oct 17	$12,782	$12,753
Nov 17	$13,074	$13,000
Dec 17	$13,285	$13,210
Jan 18	$14,017	$13,955
Feb 18	$13,480	$13,369
Mar 18	$13,277	$13,083
Apr 18	$13,230	$13,208
May 18	$13,269	$13,224
Jun 18	$13,145	$13,153
Jul 18	$13,558	$13,549
Aug 18	$13,651	$13,656
Sep 18	$13,698	$13,715
Oct 18	$12,599	$12,687
Nov 18	$12,626	$12,873
Dec 18	$11,642	$11,966
Jan 19	$12,690	$12,911
Feb 19	$12,989	$13,256
Mar 19	$13,086	$13,423
Apr 19	$13,529	$13,876
May 19	$12,787	$13,053
Jun 19	$13,537	$13,908
Jul 19	$13,505	$13,949
Aug 19	$13,158	$13,618
Sep 19	$13,408	$13,904
Oct 19	$13,739	$14,285
Nov 19	$14,075	$14,634
Dec 19	$14,508	$15,149
Jan 20	$14,320	$14,981
Feb 20	$13,225	$13,771
Mar 20	$11,206	$11,912
Apr 20	$12,448	$13,188
May 20	$13,119	$13,762
Jun 20	$13,552	$14,202
Jul 20	$14,247	$14,953
Aug 20	$15,170	$15,868
Sep 20	$14,655	$15,356
Oct 20	$14,271	$14,983
Nov 20	$15,900	$16,830
Dec 20	$16,640	$17,611
Jan 21	$16,615	$17,531
Feb 21	$17,027	$17,937
Mar 21	$17,431	$18,416
Apr 21	$18,112	$19,222
May 21	$18,398	$19,521
Jun 21	$18,549	$19,778
Jul 21	$18,658	$19,914
Aug 21	$19,069	$20,413
Sep 21	$18,174	$19,569
Oct 21	$19,020	$20,568
Nov 21	$18,617	$20,073
Dec 21	$19,423	$20,876
Jan 22	$18,538	$19,851
Feb 22	$17,866	$19,338
Mar 22	$18,232	$19,757
Apr 22	$16,736	$18,175
May 22	$16,990	$18,197
Jun 22	$15,514	$16,663
Jul 22	$16,420	$17,826
Aug 22	$15,729	$17,170
Sep 22	$14,202	$15,526
Oct 22	$15,230	$16,463
Nov 22	$16,544	$17,740
Dec 22	$15,828	$17,042
Jan 23	$16,911	$18,264
Feb 23	$16,354	$17,740
Mar 23	$16,963	$18,287
Apr 23	$17,189	$18,550
May 23	$16,911	$18,351
Jun 23	$17,963	$19,417
Jul 23	$18,592	$20,128
Aug 23	$18,035	$19,565
Sep 23	$17,303	$18,756
Oct 23	$16,890	$18,192
Nov 23	$18,427	$19,871
Dec 23	$19,227	$20,826
Jan 24	$19,196	$20,948
Feb 24	$20,096	$21,847
Mar 24	$20,892	$22,533
Apr 24	$20,065	$21,789
May 24	$21,112	$22,674
Jun 24	$21,720	$23,179
Jul 24	$22,029	$23,553
Aug 24	$22,419	$24,151
Sep 24	$22,874	$24,713
Oct 24	$22,525	$24,158
Nov 24	$23,452	$25,061
Dec 24	$22,714	$24,468
Jan 25	$23,375	$25,289
Feb 25	$23,300	$25,137
Mar 25	$22,472	$24,144
Apr 25	$22,528	$24,369
May 25	$23,766	$25,770
Jun 25	$24,864	$26,927
Jul 25	$25,125	$27,292
Aug 25	$26,000	$27,966
Sep 25	$27,071	$28,980
Oct 25	$27,629	$29,628
Nov 25	$27,713	$29,625
Dec 25	$28,081	$29,934
Jan 26	$29,471	$30,821
Feb 26	$30,019	$31,217
Mar 26	$28,578	$28,975
Apr 26	$31,470	$31,923
May 26	$33,135	$33,570
Jun 26	$32,607	$33,301

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	30.21%	11.61%	12.55%
Investor C Shares (with sales charge)...
	29.21	11.61	12.55
MSCI All Country World Index (Net)...
	23.67	10.98	12.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 615,598,233
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 3,049,104
InvestmentCompanyPortfolioTurnover	143.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$615,598,233
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$3,049,104
Portfolio Turnover Rate...
143%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Net Assets
United States...
64.4%
Japan...
3.8
Taiwan...
3.8
China...
3.6
United Kingdom...
3.0
South Korea...
2.4
Australia...
2.3
Canada...
2.2
Italy...
2.2
France...
2.1
OtherFootnote Reference(a)...
7.6
Short-Term Securities...
1.4
Other Assets Less Liabilities...
1.2
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
Apple, Inc...
5.2%
NVIDIA Corp...
5.0
Microsoft Corp...
3.2
Alphabet, Inc., Class A...
2.4
Broadcom, Inc...
2.1
Alphabet, Inc., Class C...
2.0
Applied Materials, Inc...
1.9
Bank of America Corp...
1.8
Amazon.com, Inc...
1.8
JPMorgan Chase & Co...
1.7
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.